Share Capital - Additional Information (Detail) CAD in Millions			12 Months Ended
	May 17, 2017 shares	Apr. 06, 2017 CAD shares	Dec. 31, 2017 CAD shares	Dec. 31, 2015 CAD shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock			20.00%
Number of common shares authorized			unlimited
Number of common share financing through bought-deal		187,500,000	187,500,000
Gross proceeds from bought-deal offering | CAD		CAD 3,000
Net proceeds from bought-deal offering | CAD		2,900	CAD 2,899	CAD 1,449
Share issuance costs | CAD		CAD 101
Shares outstanding			1,228,790,000	833,290,000	833,290,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding			0		0
Stock Option Plan [member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance			15,000,000		12,000,000
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Consideration transferred as common shares	208,000,000
Percentage of owned outstanding shares	3.50%